Income Taxes (Tables)	6 Months Ended
Jun. 30, 2017
Income Taxes
Schedule of income before income taxes

	Six Months Ended June 30,
	2016	2017
	(In thousands, except percentage)
Income before income tax expenses	$33,925	$147,441
Loss from non-China operations	$(14,620)	$(23,737)
Income from China operations	$48,545	$171,178
Income tax expense applicable to China operations	$2,344	$27,679
Effective tax rate for China operations	4.8%	16.2%